Basic and Diluted Net Loss per Share - Computation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (51,404)	$ (6,033)
Common Class A [Member]
Numerator:
Net loss attributable to common stockholders	$ (49,185)	$ (4,823)
Denominator:
Basic (in shares)	146,471,524	27,668,709
Diluted (in shares)	146,471,524	27,668,709
Basic (in dollars per share)	$ (0.34)	$ (0.17)
Diluted (in dollars per share)	$ (0.34)	$ (0.17)
Common Class V [Member]
Numerator:
Net loss attributable to common stockholders	$ (2,219)
Denominator:
Basic (in shares)	6,609,014
Diluted (in shares)	6,609,014
Basic (in dollars per share)	$ (0.34)
Diluted (in dollars per share)	$ (0.34)
Common Class F [Member]
Numerator:
Net loss attributable to common stockholders		$ (1,210)
Denominator:
Basic (in shares)		6,941,352
Diluted (in shares)		6,941,352
Basic (in dollars per share)		$ (0.17)
Diluted (in dollars per share)		$ (0.17)